Borrowings - Additional Information (Details) - USD ($)												12 Months Ended
	Nov. 06, 2022	Jul. 29, 2022	Nov. 12, 2021	Nov. 04, 2021	Oct. 28, 2021	Sep. 08, 2021	Aug. 20, 2020	May 26, 2020	May 20, 2020	Feb. 27, 2020	Jan. 08, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 17, 2020
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 30,500,000						$ 1,465,437,000	$ 1,439,603,000	$ 1,344,817,000
Repurchase and exchange as a percentage of total original principal amount						4.00%
Borrowing						$ 30,500,000						1,465,437,000	1,439,603,000	1,344,817,000
Borrowings, Grace Period	2 years
Proceeds from borrowings, classified as financing activities												371,951,000	366,544,000	$ 224,310,000
Cash held in bank accounts pledged as security												38,511
Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount												986,500,000	827,300,000
Borrowing												986,500,000	$ 827,300,000
6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 10,000,000
Percentage of share capital of debt issuing entity secured by pledge		7.875%
Borrowing		$ 10,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior Secured Guarantee Notes, Fixed 8.5%, Matures in 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount					$ 208,900,000
Interest rate					8.50%
Borrowing					$ 208,900,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2017 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount							24.61%
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2020 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount					66.83%
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, Fixed 9.500%, Matures in 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 62,000,000
Maturity term				7 years
Interest rate				9.50%
Total of first priority lien and second priority lien				$ 235,000,000
Borrowing				$ 62,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 3 Notes, Fixed 4.00%, Matures in 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						5.50%
Aeropuertos Argentina 2000 S.A.("AA2000") | 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027
Disclosure of detailed information about borrowings [line items]
Cash interest rate									6.875%
PIK interest rate									9.375%
Aggregate principal amount									$ 306,000,000
Interest rate									6.875%
Repurchase and exchange as a percentage of total original principal amount									86.73%
Borrowing									$ 306,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Notes due five years from the date of approval
Disclosure of detailed information about borrowings [line items]
Maturity term										5 years
Maximum nominal value										$ 500,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Maximum
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount															$ 1,500,000,000
Borrowing															$ 1,500,000,000
ACI Airport Sudamerica S.A.U.
Disclosure of detailed information about borrowings [line items]
Proceeds of the issuance of Notes												$ 30,000,000
ACI Airport Sudamerica S.A.U. | Senior Secured Guarantee Notes, Fixed 6.875%, Matures in 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Cash interest rate			6.875%
Aggregate principal amount			$ 246,200,000
Borrowing			$ 246,200,000
ACI Airport Sudamerica S.A.U. | Series 2015 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount			40.62%
ACI Airport Sudamerica S.A.U. | Series 2020 Notes
Disclosure of detailed information about borrowings [line items]
Repurchase and exchange as a percentage of total original principal amount			96.43%
Money offering in private transaction			$ 52,900,000
ACI Airport Sudamerica S.A.U. | 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032
Disclosure of detailed information about borrowings [line items]
Cash interest rate								6.875%
PIK interest rate								7.875%
Aggregate principal amount								$ 180,900,000
Repurchase and exchange as a percentage of total original principal amount								93.60%
Borrowing								$ 180,900,000
C.A.I.S.A. | Secured notes due 2024 (the Italian Notes)
Disclosure of detailed information about borrowings [line items]
Interest rate											100.00%
Percentage of share capital of debt issuing entity secured by pledge											100.00%